UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor,
New York, NY 10153
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30
Date of reporting period: December 31, 2011

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.82%)
Consumer Discretionary (25.93%)
	Apparel, Accessories &
	Luxury Goods (4.15%)
325,000	Fossil, Inc.[1]	$27,308,697	$25,792,000
200,000	Michael Kors Holdings Ltd.[1,2]	4,029,827	5,450,000
450,000	Ralph Lauren Corp.	8,360,854	62,136,000
		39,699,378	93,378,000
	Auto Parts & Equipment (1.26%)
75,000	BorgWarner, Inc.[1]	4,227,642	4,780,500
800,000	Gentex Corp.	24,149,686	23,672,000
		28,377,328	28,452,500
	Automotive Retail (0.54%)
400,000	CarMax, Inc.[1]	4,552,845	12,192,000
	Broadcasting (2.35%)
1,100,000	Discovery Communications,
	Inc.,Cl A1	29,767,574	45,067,000
100,000	Liberty Media Corp., Cl A1
		7,834,173	7,805,000
		37,601,747	52,872,000
	Casinos & Gaming (2.33%)
475,000	Wynn Resorts Ltd.	1,577,883	52,482,750
	Education Services (1.79%)
1,050,000	DeVry, Inc.	3,287,292	40,383,000
	Hotels, Resorts & Cruise Lines (2.94%)
850,000	Choice Hotels International, Inc.	4,185,563	32,342,500
900,000	Hyatt Hotels Corp., Cl A1	25,974,110	33,876,000
		30,159,673	66,218,500
	Internet Retail (2.65%)
560,000	HomeAway, Inc.[1]	18,382,466	13,020,000
100,000	priceline.com, Inc.[1]	16,248,871	46,771,000
		34,631,337	59,791,000
	Leisure Facilities (2.86%)
1,523,150	Vail Resorts, Inc.	29,984,666	64,520,634
	Specialty Stores (5.06%)
850,000	Dick’s Sporting Goods, Inc.	23,324,713	31,348,000
875,000	Tiffany & Co.	27,677,226	57,977,500
350,000	Tractor Supply Co.	23,457,323	24,552,500
		74,459,262	113,878,000
Total Consumer Discretionary		284,331,411	584,168,384
Shares		Cost	Value
Common Stocks (continued)
Energy (9.81%)
	Oil & Gas Drilling (1.94%)
750,000	Helmerich & Payne, Inc.	$23,128,329	$43,770,000
	Oil & Gas Equipment &
	Services (3.48%)
220,000	CARBO Ceramics, Inc.	29,714,593	27,132,600
315,000	Core Laboratories N.V.[2]	21,719,124	35,894,250
200,000	Oil States International, Inc.[1]	13,476,078	15,274,000
		64,909,795	78,300,850
	Oil & Gas Exploration &
	Production (4.39%)
464,500	Concho Resources, Inc.[1]	21,502,934	43,546,875
375,000	SM Energy Co.	22,362,045	27,412,500
600,000	Whiting Petroleum Corp.[1]	20,570,319	28,014,000
		64,435,298	98,973,375
Total Energy		152,473,422	221,044,225
Financials (12.00%)
	Asset Management &
	Custody Banks (1.40%)
550,000	Eaton Vance Corp.	10,018,290	13,002,000
325,000	T. Rowe Price Group, Inc.	7,848,785	18,508,750
		17,867,075	31,510,750
	Investment Banking &
	Brokerage (2.33%)
4,650,000	The Charles Schwab Corp.	7,550,542	52,359,000
	Office REITs (1.84%)
112,000	Alexander’s, Inc.[4]	5,740,710	41,443,360
	Real Estate Services (1.01%)
1,500,000	CBRE Group, Inc.
	(formerly, CB Richard
	Ellis Group, Inc., Cl A)[1]	17,995,875	22,830,000
	Regional Banks (0.61%)
450,000	First Republic Bank[1]	11,878,902	13,774,500
	Reinsurance (3.06%)
1,850,000	Arch Capital Group Ltd.[1,2]	20,334,022	68,875,500
	Specialized Finance (1.75%)
1,200,000	MSCI, Inc., Cl A1	35,757,268	39,516,000
Total Financials		117,124,394	270,309,110

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Health Care (11.76%)
	Health Care Distributors (1.00%)
350,000	Henry Schein, Inc.[1]	$9,382,832	$22,550,500
	Health Care Equipment (5.21%)
1,075,000	IDEXX Laboratories, Inc.[1]	43,162,360	82,732,000
75,000	Intuitive Surgical, Inc.[1]	10,179,705	34,725,750
		53,342,065	117,457,750
	Health Care Technology (1.22%)
450,000	Cerner Corp.[1]	21,846,918	27,562,500
	Life Sciences Tools & Services (2.49%)
380,000	Mettler-Toledo International, Inc.[1]	27,886,467	56,129,800
	Pharmaceuticals (1.84%)
425,000	Perrigo Co.	33,814,414	41,352,500
Total Health Care		146,272,696	265,053,050
Industrials (18.17%)
	Air Freight & Logistics (4.13%)
950,000	C. H. Robinson Worldwide, Inc.	17,452,617	66,291,000
650,000	Expeditors International
	of Washington, Inc.	15,092,924	26,624,000
		32,545,541	92,915,000
	Diversified Support Services (0.98%)
1,000,000	Ritchie Bros. Auctioneers, Inc.[2]	23,870,329	22,080,000
	Electrical Components &
	Equipment (1.46%)
400,000	Polypore International, Inc.[1]	25,463,792	17,596,000
175,000	Roper Industries, Inc.	14,045,821	15,202,250
		39,509,613	32,798,250
Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Environmental & Facilities
	Services (1.78%)
515,000	Stericycle, Inc.[1]	$14,698,417	$40,128,800
	Human Resource &
	Employment Services (0.66%)
525,000	Robert Half International, Inc.	468,763	14,941,500
	Research & Consulting
	Services (4.96%)
1,600,000	Nielsen Holdings N.V.[1,2]	40,612,243	47,504,000
1,600,000	Verisk Analytics, Inc., Cl A1	42,492,692	64,208,000
		83,104,935	111,712,000
	Trading Companies &
	Distributors (4.20%)
500,000	Air Lease Corp.[1]	13,543,231	11,855,000
1,900,000	Fastenal Co.	35,676,521	82,859,000
		49,219,752	94,714,000
Total Industrials		243,417,350	409,289,550
Information Technology (14.73%)
	Application Software (5.03%)
800,000	ANSYS, Inc.[1]	26,291,690	45,824,000
775,000	FactSet Research Systems, Inc.	44,330,007	67,642,000
		70,621,697	113,466,000
	Electronic Equipment &
	Instruments (0.75%)
675,000	FLIR Systems, Inc.	14,833,316	16,922,250
	Internet Software & Services (0.70%)
250,000	LinkedIn Corp., Cl A1	16,334,647	15,752,500
	IT Consulting & Other
	Services (6.75%)
625,000	Equinix, Inc.[1,4]	50,330,272	63,375,000
2,550,000	Gartner, Inc.[1]	59,203,674	88,663,500
		109,533,946	152,038,500
	Systems Software (1.50%)
725,000	MICROS Systems, Inc.[1]	35,883,646	33,770,500
Total Information Technology		247,207,252	331,949,750

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Materials (1.56%)
	Industrial Gases (1.56%)
450,000	Airgas, Inc.	$30,271,297	$35,136,000
Telecommunication Services (2.86%)
	Wireless Telecommunication
	Services (2.86%)
1,500,000	SBA Communications Corp., Cl A1	48,885,000	64,440,000
TOTAL COMMON STOCKS		1,269,982,822	2,181,390,069

Private Equity Investments (1.14%)
Consumer Discretionary (0.23%)
	Hotels, Resorts & Cruise Lines (0.23%)
5,200,000	Kerzner International
	Holdings Ltd., Cl A1,2,3,4,6	52,000,000	5,200,000
Financials (0.91%)
	Asset Management &
	Custody Banks (0.91%)
7,056,223	Windy City Investments
	Holdings, L.L.C.[1,3,4,6]	34,581,905	20,533,608
TOTAL PRIVATE EQUITY INVESTMENTS		86,581,905	25,733,608

Principal Amount
Short Term Investments (2.77%)
$62,342,551	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2011, 0.01% due 1/3/2012; Proceeds at maturity – $62,342,620; (Fully collateralized by U.S. Treasury Note, 2.75% due 2/15/2019; Market value – $65,460,200)[5]	62,342,551	62,342,551
	Cost	Value
TOTAL INVESTMENTS (100.73%)	$1,418,907,278	$2,269,466,228
LIABILITIES LESS CASH AND OTHER
ASSETS (-0.73%)		(16,448,153)
NET ASSETS		$2,253,018,075
RETAIL SHARES (Equivalent to $45.70 per share based on 42,629,495 shares outstanding)		$1,948,301,483
INSTITUTIONAL SHARES (Equivalent to $46.06 per share based on 6,615,207 shares outstanding)		$304,716,592

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2011, the market value of restricted and fair valued securities amounted to $25,733,608 or 1.14% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 3 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.93%)
Consumer Discretionary (23.08%)
	Apparel Retail (0.44%)
1,464,900	Cia. Hering SA (Brazil)[2]	$21,638,953	$25,492,912
	Apparel, Accessories & Luxury
	Goods (1.66%)
1,350,000	Under Armour, Inc., Cl A1	43,660,051	96,916,500
	Automotive Retail (0.25%)
750,000	Penske Automotive Group, Inc.	13,032,059	14,437,500
	Casinos & Gaming (1.84%)
242,179	Ameristar Casinos, Inc.	4,307,810	4,187,275
2,700,000	Penn National Gaming, Inc.[1]	75,975,994	102,789,000
		80,283,804	106,976,275
	Distributors (2.17%)
4,200,000	LKQ Corp.[1]	55,029,388	126,336,000
	Education Services (4.36%)
3,000,000	Anhanguera Educacional Participações
	SA (Brazil)[2]	39,070,322	32,328,106
3,625,000	DeVry, Inc.[4]	60,704,874	139,417,500
848,000	Strayer Education, Inc.[4]	69,759,903	82,417,120
		169,535,099	254,162,726
	Home Improvement Retail (0.24%)
800,000	Lumber Liquidators Holdings, Inc.[1]	19,781,375	14,128,000
	Hotels, Resorts & Cruise Lines (1.97%)
3,007,500	Choice Hotels International, Inc.[4]	74,341,448	114,435,375
	Internet Retail (0.65%)
930,000	Blue Nile, Inc.[1,4]	29,814,489	38,018,400
	Leisure Facilities (1.57%)
2,005,750	Vail Resorts, Inc.[4]	56,368,635	84,963,570
640,500	Whistler Blackcomb Holdings,
	Inc. (Canada)[2]	7,665,517	6,727,215
		64,034,152	91,690,785
	Publishing (2.13%)
2,083,210	Morningstar, Inc.	59,000,479	123,846,834
	Restaurants (2.63%)
730,000	Panera Bread Co., Cl A1	27,870,915	103,258,500
Shares		Cost	Value
Common Stocks (continued)
Consumer Discretionary (continued)
	Restaurants (continued)
800,000	Peet’s Coffee & Tea, Inc.[1,4]	$18,562,773	$50,144,000
		46,433,688	153,402,500
	Specialty Stores (3.17%)
5,000,000	Dick’s Sporting Goods, Inc.	86,074,246	184,400,000
Total Consumer Discretionary		762,659,231	1,344,243,807
Consumer Staples (4.08%)
	Food Distributors (0.82%)
1,200,000	United Natural Foods, Inc.[1]	48,128,790	48,012,000
	Household Products (1.22%)
1,550,000	Church & Dwight Co., Inc.	28,258,254	70,928,000
	Packaged Foods & Meats (2.04%)
3,700,000	Dole Food Co., Inc.[1]	45,209,106	32,005,000
1,325,000	TreeHouse Foods, Inc.[1]	52,766,413	86,628,500
		97,975,519	118,633,500
Total Consumer Staples		174,362,563	237,573,500
Energy (10.63%)
	Oil & Gas Drilling (0.92%)
925,000	Helmerich & Payne, Inc.	20,821,012	53,983,000
	Oil & Gas Equipment & Services (6.36%)
1,000,000	CARBO Ceramics, Inc.	72,295,029	123,330,000
1,388,272	Core Laboratories N.V.[2]	43,036,239	158,193,595
1,000,000	SEACOR Holdings, Inc.[1]	69,798,678	88,960,000
		185,129,946	370,483,595
	Oil & Gas Exploration &
	Production (2.62%)
300,000	Concho Resources, Inc.[1]	8,411,944	28,125,000
1,350,000	Denbury Resources, Inc.[1]	7,578,593	20,385,000
247,191	Oasis Petroleum, Inc.[1]	3,460,674	7,190,786
1,325,000	SM Energy Co.	46,140,940	96,857,500
		65,592,151	152,558,286
	Oil & Gas Storage &
	Transportation (0.73%)
1,044,432	Targa Resources Corp.	29,322,280	42,497,938
Total Energy		300,865,389	619,522,819

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Financials (12.13%)
	Asset Management & Custody
	Banks (1.73%)
1,100,000	Cohen & Steers, Inc.	$23,940,844	$31,790,000
1,450,000	Eaton Vance Corp.	25,648,439	34,278,000
1,199,681	Financial Engines, Inc.[1]	18,866,956	26,788,877
625,000	Manning & Napier, Inc.[1]	7,523,184	7,806,250
		75,979,423	100,663,127
	Consumer Finance (0.36%)
670,000	Green Dot Corp., Cl A1	29,366,190	20,917,400
	Diversified REIT’s (0.25%)
712,000	American Assets Trust, Inc.	14,309,605	14,603,120
	Investment Banking & Brokerage (0.24%)
1,000,000	Jefferies Group, Inc.	9,859,745	13,750,000
	Life & Health Insurance (0.92%)
2,300,000	Primerica, Inc.	50,679,918	53,452,000
	Office REITs (1.92%)
135,000	Alexander’s, Inc.[5]	28,435,048	49,954,050
3,400,000	Douglas Emmett, Inc.	47,518,561	62,016,000
		75,953,609	111,970,050
	Reinsurance (2.68%)
4,200,000	Arch Capital Group Ltd.[1,2]	41,487,457	156,366,000
	Residential REITs (0.45%)
625,000	American Campus Communities, Inc.	17,129,104	26,225,000
	Specialized Finance (2.35%)
4,160,000	MSCI, Inc., Cl A1	94,189,249	136,988,800
	Specialized REITs (1.23%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,669,521	53,451,750
750,000	LaSalle Hotel Properties	16,636,141	18,157,500
		46,305,662	71,609,250
Total Financials		455,259,962	706,544,747
Health Care (13.16%)
	Health Care Equipment (2.67%)
1,000,000	Edwards Lifesciences Corp.[1]	13,570,043	70,700,000
1,100,000	IDEXX Laboratories, Inc.[1]	36,739,717	84,656,000
		50,309,760	155,356,000
Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Facilities (1.60%)
4,474,900	Community Health Systems, Inc.[1]	$89,697,944	$78,087,005
775,000	VCA Antech, Inc.[1]	19,983,364	15,306,250
		109,681,308	93,393,255
	Health Care Services (0.38%)
300,000	Chemed Corp.	10,526,594	15,363,000
150,000	IPC The Hospitalist Co., Inc.[1]	3,121,417	6,858,000
		13,648,011	22,221,000
	Health Care Supplies (1.01%)
900,000	Gen-Probe, Inc.[1,5]	36,622,986	53,208,000
175,000	Neogen Corp.[1]	3,887,774	5,362,000
		40,510,760	58,570,000
	Health Care Technology (0.53%)
900,000	Allscripts Healthcare Solutions, Inc.[1]	15,083,448	17,046,000
277,085	Athenahealth, Inc.[1]	14,853,375	13,610,415
		29,936,823	30,656,415
	Life Sciences Tools & Services (3.50%)
975,000	Mettler-Toledo International, Inc.[1]	57,071,013	144,017,250
880,943	Techne Corp.	46,631,249	60,133,169
		103,702,262	204,150,419
	Managed Health Care (2.43%)
2,400,000	AMERIGROUP Corp.[1,4]	41,022,714	141,792,000
	Pharmaceuticals (1.04%)
2,582,389	CFR Pharmaceuticals SA 144A,
	ADR (Chile)[1,2,6]	59,436,184	60,686,142
Total Health Care		448,247,822	766,825,231
Industrials (14.73%)
	Construction & Engineering (1.06%)
3,000,000	AECOM Technology Corp.[1]	65,871,334	61,710,000
	Diversified Support Services (2.74%)
2,000,000	CoPart, Inc.[1]	49,463,498	95,780,000
2,875,000	Ritchie Bros. Auctioneers, Inc.[2]	66,115,306	63,480,000
		115,578,804	159,260,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Electrical Components &
	Equipment (1.57%)
3,268,578	Generac Holdings, Inc.[1]	$43,594,408	$91,618,241
	Environmental & Facilities
	Services (1.02%)
2,750,000	Tetra Tech, Inc.[1]	68,216,481	59,372,500
	Industrial Machinery (3.02%)
2,100,000	Colfax Corp.[1]	48,078,540	59,808,000
850,000	The Middleby Corp.[1]	74,456,719	79,934,000
400,000	Valmont Industries, Inc.	32,589,034	36,316,000
		155,124,293	176,058,000
	Railroads (2.08%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	121,160,000
	Research & Consulting Services (2.00%)
999,653	CoStar Group, Inc.[1]	44,116,616	66,706,845
400,000	IHS, Inc., Cl A1	16,387,387	34,464,000
600,000	Mistras Group, Inc.[1]	7,563,468	15,294,000
		68,067,471	116,464,845
	Trading Companies & Distributors (0.85%)
620,903	Air Lease Corp.[1]	15,147,968	14,721,610
485,000	MSC Industrial Direct
	Co., Inc., Cl A	17,282,737	34,701,750
		32,430,705	49,423,360
	Trucking (0.39%)
475,000	Landstar System, Inc.	11,073,375	22,762,000
Total Industrials		592,178,040	857,828,946
Information Technology (17.07%)
	Application Software (8.76%)
1,929,709	Advent Software, Inc.[1]	39,982,550	47,007,711
2,250,000	ANSYS, Inc.[1]	54,764,730	128,880,000
1,000,000	Concur Technologies, Inc.[1]	22,319,863	50,790,000
1,625,000	FactSet Research Systems, Inc.	81,918,803	141,830,000
1,600,000	Pegasystems, Inc.	49,240,202	47,040,000
946,302	RealPage, Inc.[1]	24,359,122	23,913,052
2,768,756	SS&C Technologies, Inc.[1]	46,304,576	50,003,733
698,804	Synchronoss Technologies, Inc.[1]	21,565,282	21,110,869
		340,455,128	510,575,365
Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment &
	Instruments (0.42%)
600,000	FEI Company[1]	$22,250,136	$24,468,000
	Internet Software & Services (0.96%)
293,366	LivePerson, Inc.[1]	3,458,480	3,681,743
1,275,000	WebMD Health Corp., Cl A1	36,243,536	47,876,250
205,565	Zillow, Inc.[1]	4,933,529	4,621,101
		44,635,545	56,179,094
	IT Consulting & Other Services (5.19%)
2,623,823	Booz Allen Hamilton Holding Corp.[1]	44,015,663	45,260,947
900,000	Equinix, Inc.[1,5]	28,473,656	91,260,000
2,950,000	Gartner, Inc.[1]	47,976,938	102,571,500
1,525,000	MAXIMUS, Inc.	58,567,376	63,058,750
		179,033,633	302,151,197
	Semiconductor Equipment (0.39%)
450,288	Cymer, Inc.[1]	19,584,332	22,406,331
	Systems Software (1.35%)
4,418,000	TOTVS SA (Brazil)[2]	60,197,679	78,779,080
Total Information Technology		666,156,453	994,559,067
Materials (0.54%)
	Fertilizers & Agricultural
	Chemicals (0.54%)
706,599	Agrinos AS (Mexico)[1,2]	5,040,205	4,725,743
1,180,000	Intrepid Potash, Inc.[1]	36,863,310	26,703,400
Total Materials		41,903,515	31,429,143
Telecommunication Services (0.59%)
	Wireless Telecommunication Services (0.59%)
800,000	SBA Communications Corp., Cl A1	2,972,866	34,368,000
Utilities (2.92%)
	Electric Utilities (2.92%)
2,245,000	ITC Holdings Corp.	69,683,649	170,350,600
TOTAL COMMON STOCKS		3,514,289,490	5,763,245,860

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Private Equity Investments (0.25%)
Consumer Discretionary (0.13%)
	Hotels, Resorts & Cruise Lines (0.13%)
7,400,000	Kerzner International
	Holdings Ltd., Cl A1,2,3,5,7	$74,000,000	$7,400,000
Financials (0.12%)
	Asset Management & Custody Banks (0.12%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	8,630,998	6,911,755
TOTAL PRIVATE EQUITY INVESTMENTS		82,630,998	14,311,755

Preferred Stocks (0.37%)
Utilities (0.37%)
	Independent Power Producers & Energy Traders (0.37%)
4,811,674	Better Place, Inc., Series C1,3,5,7	21,845,000	21,845,000

Principal Amount		Cost	Value
Short Term Investments (0.73%)
$42,325,073	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2011, 0.01% due 1/3/2012; Proceeds at maturity – $42,325,120; (Fully collateralized by U.S. Treasury Note, 2.75% due 2/15/2019; Market value – $44,443,100)[6]	$42,325,073	$42,325,073
TOTAL INVESTMENTS (100.28%)		$3,661,090,561	5,841,727,688
LIABILITIES LESS CASH AND OTHER ASSETS (-0.28%)			(16,219,071)
NET ASSETS			$5,825,508,617
RETAIL SHARES (Equivalent to $51.01 per share based on 85,330,352 shares outstanding)			$4,352,520,022
INSTITUTIONAL SHARES (Equivalent to $51.35 per share based on 28,682,644 shares outstanding)			$1,472,988,595

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2011, the market value of restricted and fair valued securities amounted to $36,156,755 or 0.62% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 3 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At December 31, 2011, the market value of Rule 144A securities amounted to $60,686,142 or 1.04% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.35%)
Consumer Discretionary (22.08%)
	Advertising (2.14%)
1,250,000	Arbitron, Inc.	$47,248,927	$43,012,500
2,900,000	National CineMedia, Inc.[4]	58,234,328	35,960,000
		105,483,255	78,972,500
	Apparel, Accessories & Luxury
	Goods (4.33%)
900,000	Fossil, Inc.[1]	24,044,725	71,424,000
3,900,000	Iconix Brand Group, Inc.[1,4]	62,609,371	63,531,000
2,000,000	Quiksilver, Inc.[1]	10,419,500	7,220,000
350,000	The Warnaco Group, Inc.[1]	18,767,763	17,514,000
		115,841,359	159,689,000
	Auto Parts & Equipment (0.81%)
1,000,000	Tenneco, Inc.[1]	40,417,524	29,780,000
	Broadcasting (2.64%)
1,250,000	Liberty Media Corp., Cl A1	18,535,651	97,562,500
	Casinos & Gaming (4.25%)
3,100,000	Penn National Gaming, Inc.[1]	81,039,972	118,017,000
350,000	Wynn Resorts Ltd.	3,263,528	38,671,500
		84,303,500	156,688,500
	Education Services (0.82%)
310,811	Strayer Education, Inc.	27,776,615	30,207,721
	Footwear (0.96%)
2,400,000	Crocs, Inc.[1]	43,917,396	35,448,000

	Home Improvement Retail (0.68%)
1,425,000	Lumber Liquidators Holdings, Inc.[1,4]	30,543,459	25,165,500
	Homefurnishing Retail (0.41%)
656,997	Mattress Firm Holding Corp.[1]	13,856,535	15,235,760
	Hotels, Resorts & Cruise Lines (0.95%)
3,060,000	Great Wolf Resorts, Inc.[1,4]	55,012,502	8,874,000
17,500,000	Mandarin Oriental Int’l. Ltd. (Singapore)[2,6]	35,306,748	26,250,000
		90,319,250	35,124,000
	Internet Retail (0.55%)
250,000	Shutterfly, Inc.[1]	9,307,576	5,690,000
2,325,000	Vitacost.com, Inc.[1,4]	23,626,535	14,461,500
		32,934,111	20,151,500
Shares		Cost	Value
Common Stocks (continued)
Consumer Discretionary (continued)
	Movies & Entertainment (1.43%)
4,000,000	Function (x), Inc.[3,5,7]	$10,000,000	$9,960,000
1,500,000	The Madison Square Garden Co., Cl A1	38,878,075	42,960,000
		48,878,075	52,920,000
	Restaurants (2.11%)
1,750,000	Bravo Brio Restaurant Group,Inc.[1,4]	26,998,566	30,012,500
1,636,487	The Cheesecake Factory, Inc.[1]	39,033,959	48,030,894
		66,032,525	78,043,394
Total Consumer Discretionary		718,839,255	814,988,375
Consumer Staples (1.38%)
	Food Distributors (1.38%)
1,500,000	The Chefs’ Warehouse, Inc.[1,4]	23,473,704	26,790,000
600,000	United Natural Foods, Inc.[1]	22,478,087	24,006,000
Total Consumer Staples		45,951,791	50,796,000
Energy (8.38%)
	Oil & Gas Equipment &
	Services (4.49%)
600,000	C&J Energy Services, Inc.[1]	17,489,532	12,558,000
550,000	CARBO Ceramics, Inc.	39,573,203	67,831,500
600,000	Core Laboratories N.V.[2]	23,095,109	68,370,000
600,000	Superior Energy Services, Inc.[1]	16,159,821	17,064,000
		96,317,665	165,823,500
	Oil & Gas Exploration &
	Production (1.50%)
900,000	Georesources, Inc.[1]	15,304,693	26,379,000
1,000,000	Oasis Petroleum, Inc.[1]	14,212,944	29,090,000
		29,517,637	55,469,000
	Oil & Gas Storage & Transportation (2.39%)
260,000	Golar LNG Ltd.	8,067,189	11,557,000
1,500,000	Golar LNG Partners L.P.	36,895,962	45,975,000
750,000	Targa Resources Corp.	17,965,719	30,517,500
		62,928,870	88,049,500
Total Energy		188,764,172	309,342,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Financials (6.24%)
	Asset Management & Custody
	Banks (1.00%)
1,650,000	Financial Engines, Inc.[1]	$25,939,078	$36,844,500
	Consumer Finance (0.51%)
600,000	Green Dot Corp., Cl A1	29,736,370	18,732,000
	Office REITs (1.78%)
750,000	Corporate Office Properties Trust	25,642,499	15,945,000
750,000	SL Green Realty Corp.	17,178,705	49,980,000
		42,821,204	65,925,000
	Real Estate Services (0.62%)
1,500,000	CBRE Group, Inc. (formerly, CB
	Richard Ellis Group, Inc., Cl A)[1]	7,261,912	22,830,000
	Specialized Finance (1.00%)
1,126,513	MSCI, Inc., Cl A1	25,427,990	37,096,073
	Specialized REITs (1.33%)
2,000,000	Chesapeake Lodging Trust[4]	35,285,655	30,920,000
750,000	LaSalle Hotel Properties	16,301,829	18,157,500
		51,587,484	49,077,500
Total Financials		182,774,038	230,505,073
Health Care (10.84%)
	Health Care Equipment (4.52%)
700,000	IDEXX Laboratories, Inc.[1]	22,713,021	53,872,000
822,100	Insulet Corp.[1]	14,648,431	15,480,143
150,000	Intuitive Surgical, Inc.[1]	2,175,000	69,451,500
1,500,000	Masimo Corp.	33,862,646	28,027,500
		73,399,098	166,831,143
	Health Care Facilities (2.71%)
3,550,000	Brookdale Senior Living, Inc.[1]	68,396,819	61,734,500
1,750,000	Emeritus Corp.[1]	50,131,389	30,642,500
750,000	Vanguard Health Systems, Inc.[1]	13,438,440	7,665,000
		131,966,648	100,042,000
	Health Care Supplies (0.56%)
350,000	Gen-Probe, Inc.[1,5]	13,000,731	20,692,000
	Life Sciences Tools & Services (2.61%)
600,000	Covance, Inc.[1]	21,774,270	27,432,000
800,000	Luminex Corp.[1]	12,962,765	16,984,000
350,000	Mettler-Toledo International, Inc.[1]	20,860,001	51,698,500
		55,597,036	96,114,500
Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Pharmaceuticals (0.44%)
392,600	Questcor Pharmaceuticals, Inc.[1]	$13,780,020	$16,324,308
Total Health Care		287,743,533	400,003,951
Industrials (20.17%)
	Aerospace & Defense (4.00%)
2,500,000	The KEYW Holding Corp.[1,4]	28,648,105	18,500,000
1,350,000	TransDigm Group, Inc.[1]	35,096,585	129,168,000
		63,744,690	147,668,000
	Construction & Farm Machinery & Heavy Trucks (1.19%)
1,750,000	Accuride Corp.[1]	25,842,449	12,460,000
450,000	Wabtec Corp.	13,589,577	31,477,500
		39,432,026	43,937,500
	Diversified Support Services (1.05%)
1,750,000	Ritchie Bros. Auctioneers, Inc.[2]	32,711,666	38,640,000
	Electrical Components & Equipment (2.27%)
500,000	Acuity Brands, Inc.	25,910,503	26,500,000
1,300,000	Polypore International, Inc.[1]	49,649,875	57,187,000
		75,560,378	83,687,000
	Environmental & Facilities Services (4.73%)
1,338,798	Clean Harbors, Inc.[1]	34,734,077	85,321,597
299,900	Tetra Tech, Inc.[1]	7,182,972	6,474,841
2,500,000	Waste Connections, Inc.	44,418,371	82,850,000
		86,335,420	174,646,438
	Industrial Machinery (2.71%)
1,000,000	Graco, Inc.	23,209,297	40,890,000
750,000	Nordson Corp.	22,985,459	30,885,000
725,000	Tennant Co.	26,702,222	28,180,750
		72,896,978	99,955,750
	Railroads (1.48%)
900,000	Genesee & Wyoming, Inc., Cl A1	23,192,198	54,522,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (1.55%)
525,000	Acacia Research Corp.[1]	$17,788,752	$19,167,750
1,500,000	Mistras Group, Inc.[1,4]	17,805,295	38,235,000
		35,594,047	57,402,750
	Trading Companies & Distributors (1.12%)
1,750,000	Air Lease Corp.[1]	42,316,017	41,492,500
	Trucking (0.07%)
200,000	Zipcar, Inc.[1]	4,598,921	2,684,000
Total Industrials		476,382,341	744,635,938
Information Technology (18.22%)
	Application Software (5.02%)
1,750,000	Advent Software, Inc.[1]	31,149,679	42,630,000
2,500,000	RealPage, Inc.[1]	51,500,744	63,175,000
1,000,000	Synchronoss Technologies, Inc.[1]	32,137,762	30,210,000
754,700	The Ultimate Software Group, Inc.[1]	20,596,031	49,146,064
		135,384,216	185,161,064
	Data Processing & Outsourced
	Services (1.54%)
1,000,000	FleetCor Technologies, Inc.[1]	25,103,188	29,870,000
500,000	Wright Express Corp.[1]	21,221,859	27,140,000
		46,325,047	57,010,000
	Electronic Components (1.00%)
1,000,000	Rogers Corp.[1,4]	43,765,303	36,860,000
	Electronic Equipment & Instruments (4.66%)
1,250,000	Cognex Corp.	41,565,529	44,737,500
350,000	Coherent, Inc.[1]	15,598,797	18,294,500
800,000	FEI Company[1]	31,208,275	32,624,000
1,500,000	FLIR Systems, Inc.	10,094,186	37,605,000
1,500,000	National Instruments Corp.	29,401,075	38,925,000
		127,867,862	172,186,000
	Electronic Manufacturing Services (0.63%)
1,750,000	Mercury Computer Systems, Inc.[1,4]	32,185,131	23,257,500
	Internet Software & Services (0.28%)
1,500,000	Velti plc[1,2]	23,472,366	10,200,000
Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (4.52%)
875,000	Equinix, Inc.[1,5]	$55,025,037	$88,725,000
2,250,000	Gartner, Inc.[1]	41,942,703	78,232,500
		96,967,740	166,957,500
	Technology Distributors (0.57%)
350,000	Anixter International, Inc.[1]	16,167,504	20,874,000
Total Information Technology		522,135,169	672,506,064
Materials (2.16%)
	Diversified Metals & Mining (1.45%)
4,000,000	Globe Specialty Metals, Inc.[4]	46,608,066	53,560,000
	Specialty Chemicals (0.71%)
1,182,900	Ecosynthetix, Inc. (Canada)[1,2]	11,155,714	5,805,644
1,000,000	Kraton Performance Polymers, Inc.[1]	26,911,977	20,300,000
		38,067,691	26,105,644
Total Materials		84,675,757	79,665,644
Telecommunication Services (4.42%)
	Wireless Telecommunication
	Services (4.42%)
750,000	American Tower Corp., Cl A	2,533,557	45,007,500
2,750,000	SBA Communications Corp., Cl A1	26,849,041	118,140,000
Total Telecommunication Services		29,382,598	163,147,500
Utilities (0.46%)
	Electric Utilities (0.46%)
225,000	ITC Holdings Corp.	9,427,959	17,073,000
TOTAL COMMON STOCKS		2,546,076,613	3,482,663,545

Private Equity Investments (0.10%)
Consumer Discretionary (0.10%)
	Hotels, Resorts & Cruise Lines (0.10%)
3,500,000	Kerzner International
	Holdings Ltd., Cl A1,2,3,5,7	35,000,000	3,500,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Warrants (0.00%)
Consumer Discretionary (0.00%)
	Movies & Entertainment (0.00%)
4,000,000	Function (x), Inc. Warrants,
	Exp 8/22/2014[1,3,5,7]	$0	$40,000

Principal Amount
Short Term Investments (5.58%)
$206,089,353	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2011, 0.01% due 1/3/2012; Proceeds at maturity – $206,089,582; (Fully collateralized by U.S. Treasury Note, 1.50% due 6/30/2016; Market value $650,000 and U.S. Treasury Note, 1.50% due 7/31/2016; Market value $77,906,250 and U.S. Treasury Note, 2.75% due 11/30/2016; Market value $32,775,000 and U.S. Treasury Note, 2.375% due 5/31/2018; Market value $49,277,500 and U.S. Treasury Note, 1.50% due 8/31/2018; Market value $50,937,500 and U.S. Treasury Note, 2.75% – due 2/15/2019; Market value $4,850,950)[6]	206,089,353	206,089,353
TOTAL INVESTMENTS (100.03%)		$2,787,165,966	3,692,292,898
LIABILITIES LESS CASH AND OTHER ASSETS (-0.03%)			(1,068,044)
NET ASSETS			$3,691,224,854
RETAIL SHARES (Equivalent to $22.93 per share based on 133,736,969 shares outstanding)			$3,065,959,853
INSTITUTIONAL SHARES (Equivalent to $23.08 per share based on 27,096,126 shares outstanding)			$625,265,001

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2011, the market value of restricted and fair valued securities amounted to $13,500,000 or 0.37% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 3 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.00%)
Consumer Discretionary (14.13%)
	Apparel, Accessories & Luxury
	Goods (0.71%)
46,000	lululemon athletica, Inc.[1]	$2,027,029	$2,146,360
	Auto Parts & Equipment (1.52%)
155,500	Gentex Corp.	4,427,406	4,601,245
	Automotive Retail (1.55%)
154,000	CarMax, Inc.[1]	4,045,117	4,693,920
	Broadcasting (4.87%)
210,000	Discovery Communications, Inc.,
	Series C1	7,786,047	7,917,000
87,500	Liberty Media Corp., Cl A1	5,202,107	6,829,375
		12,988,154	14,746,375
	Footwear (0.98%)
201,000	Crocs, Inc.[1]	4,663,235	2,968,770
	Internet Retail (4.50%)
21,200	Amazon.com, Inc.[1]	1,799,373	3,669,720
61,000	Blue Nile, Inc.[1]	2,167,463	2,493,680
100,000	Groupon, Inc.[1]	2,000,000	2,063,000
11,500	priceline.com, Inc.[1]	2,397,607	5,378,665
		8,364,443	13,605,065
Total Consumer Discretionary		36,515,384	42,761,735
Energy (10.06%)
	Oil & Gas Equipment &
	Services (6.22%)
72,000	CARBO Ceramics, Inc.	5,708,950	8,879,760
59,100	Oil States International, Inc.[1]	4,044,890	4,513,467
323,250	RigNet, Inc.[1]	4,028,963	5,411,205
		13,782,803	18,804,432
	Oil & Gas Exploration & Production (1.85%)
192,500	Oasis Petroleum, Inc.[1]	3,016,673	5,599,825
	Oil & Gas Storage & Transportation (1.99%)

135,500	Golar LNG Ltd.	4,793,541	6,022,975
Total Energy		21,593,017	30,427,232
Financials (5.92%)
	Asset Management & Custody Banks (0.96%)
130,000	Financial Engines, Inc.[1]	1,812,981	2,902,900
Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Consumer Finance (1.16%)
112,500	Green Dot Corp., Cl A1	$4,992,780	$3,512,250
	Diversified Real Estate
	Activities (1.01%)
111,500	Brookfield Asset Management,
	Inc., Cl A2	3,164,682	3,064,020
	Specialized Finance (2.79%)
256,000	MSCI, Inc., Cl A1	7,152,843	8,430,080
Total Financials		17,123,286	17,909,250
Health Care (10.40%)
	Health Care Equipment (4.60%)
46,000	Edwards Lifesciences Corp.[1]	4,015,533	3,252,200
13,500	Intuitive Surgical, Inc.[1]	3,532,053	6,250,635
235,500	Masimo Corp.	6,173,492	4,400,318
		13,721,078	13,903,153
	Health Care Supplies (1.28%)
65,600	Gen-Probe, Inc.[1,4]	3,959,926	3,878,272
	Health Care Technology (1.98%)
317,000	Allscripts Healthcare
	Solutions, Inc.[1]	5,403,458	6,003,980
	Life Sciences Tools &
	Services (1.25%)
178,040	Luminex Corp.[1]	3,309,875	3,779,789
	Pharmaceuticals (1.29%)
94,000	Questcor Pharmaceuticals, Inc.[1]	3,355,954	3,908,520
Total Health Care		29,750,291	31,473,714
Industrials (7.15%)
	Electrical Components &
	Equipment (3.20%)
219,800	Polypore International, Inc.[1]	8,937,589	9,669,002
	Environmental & Facilities Services (1.39%)
195,000	Tetra Tech, Inc.[1]	4,439,925	4,210,050
	Research & Consulting Services (2.56%)
116,000	CoStar Group, Inc.[1]	4,702,117	7,740,680
Total Industrials		18,079,631	21,619,732

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (39.70%)
	Application Software (10.83%)
131,010	ANSYS, Inc.[1]	$4,189,227	$7,504,253
31,000	FactSet Research Systems, Inc.	1,760,005	2,705,680
59,500	Informatica Corp.[1]	2,184,475	2,197,335
106,500	Pegasystems, Inc.	2,882,426	3,131,100
256,610	RealPage, Inc.[1]	5,326,650	6,484,534
36,500	salesforce.com, Inc.[1]	4,317,283	3,703,290
232,500	Synchronoss Technologies, Inc.[1]	6,903,715	7,023,825
		27,563,781	32,750,017
	Communications Equipment (3.38%)
83,500	QUALCOMM, Inc.	3,424,642	4,567,450
153,500	Riverbed Technology, Inc.[1]	3,864,240	3,607,250
112,000	Ubiquiti Networks, Inc.[1]	1,837,748	2,041,760
		9,126,630	10,216,460
	Computer Hardware (2.48%)
18,500	Apple, Inc.[1]	755,597	7,492,500
	Internet Software & Services (9.60%)
392,272	Bankrate, Inc.[1]	5,932,083	8,433,848
7,500	Google, Inc., Cl A1	4,462,236	4,844,250
32,000	LinkedIn Corp., Cl A1	2,053,755	2,016,320
355,000	LivePerson, Inc.[1]	3,881,182	4,455,250
88,000	Rackspace Hosting, Inc.[1]	3,425,119	3,784,880
540,400	Velti plc[1,2]	6,503,214	3,674,720
82,000	Zillow, Inc.[1]	1,640,000	1,843,360
		27,897,589	29,052,628
	IT Consulting & Other Services (9.35%)
185,197	Booz Allen Hamilton Holding Corp.[1]	2,925,846	3,194,648
116,000	Equinix, Inc.[1,4]	5,809,404	11,762,400
288,144	Gartner, Inc.[1]	5,808,336	10,018,767
211,500	ServiceSource International, Inc.[1]	2,786,787	3,318,435
		17,330,373	28,294,250
	Semiconductors (1.35%)
126,000	Mellanox Technologies Ltd.[1,2]	3,733,868	4,093,740
	Systems Software (2.71%)
129,000	MICROS Systems, Inc.[1]	6,280,319	6,008,820
53,000	Red Hat, Inc.[1]	2,125,199	2,188,370
		8,405,518	8,197,190
Total Information Technology		94,813,356	120,096,785
Shares		Cost	Value
Common Stocks (continued)
Materials (2.18%)
	Diversified Metals & Mining (1.03%)
130,149	Molycorp, Inc.[1]	$5,799,873	$3,120,973
	Fertilizers & Agricultural Chemicals (0.62%)
282,644	Agrinos AS (Mexico)[1,2]	2,016,113	1,890,327
	Specialty Chemicals (0.53%)
325,070	Ecosynthetix, Inc., (Canada)[1,2]	3,046,731	1,595,435
Total Materials		10,862,717	6,606,735
Telecommunication Services (5.46%)
	Wireless Telecommunication Services (5.46%)
252,500	NII Holdings, Inc.[1]	11,266,022	5,378,250
259,000	SBA Communications Corp., Cl A1	5,486,141	11,126,640
Total Telecommunication Services		16,752,163	16,504,890
TOTAL COMMON STOCKS		245,489,845	287,400,073	`

Preferred Stocks (0.83%)
Utilities (0.83%)
	Independent Power Producers
	& Energy Traders (0.83%)
550,661	Better Place, Inc., Series C1,3,4,6	2,500,001	2,500,001

Principal Amount
Short Term Investments (3.40%)
$10,286,676	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2011, 0.01% due 1/3/2012; Proceeds at maturity – $10,286,687; (Fully collateralized by U.S. Treasury Note, 2.75% due 2/15/2019; Market value – $10,801,375)[5]	10,286,676	10,286,676

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2011 (UNAUDITED)

	Cost	Value
TOTAL INVESTMENTS (99.23%)	$258,276,522	$300,186,750
CASH AND OTHER ASSETS LESS LIABILITIES (0.77%)		2,322,218
NET ASSETS		$302,508,968
RETAIL SHARES (Equivalent to $13.56 per share based on 19,307,160 shares outstanding)		$261,825,095
INSTITUTIONAL SHARES (Equivalent to $13.65 per share based on 2,979,482 shares outstanding)		$40,683,873

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2011, the market value of restricted and fair valued securities amounted to $2,500,001 or 0.83% of net assets. This security is not deemed liquid. See Note 5 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 3 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 3 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.84%)
Consumer Discretionary (21.93%)
	Advertising (1.85%)
14,994	Omnicom Group, Inc.	$647,352	$668,433
	Apparel, Accessories & Luxury Goods (0.49%)
6,530	Michael Kors Holdings Ltd.[1,2]	130,600	177,942
	Broadcasting (2.04%)
9,423	Liberty Media Corp., Cl A1	417,678	735,465
	Casinos & Gaming (1.59%)
5,174	Wynn Resorts Ltd.	622,843	571,675
	Education Services (2.45%)
36,795	New Oriental Education
	& Technology Group, ADR[1,2]	891,451	884,920

	Hotels, Resorts & Cruise Lines (3.41%)
18,100	Hyatt Hotels Corp., Cl A1	505,443	681,284
11,448	Starwood Hotels &
	Resorts Worldwide, Inc.	539,982	549,161
		1,045,425	1,230,445
	Internet Retail (7.23%)
9,915	Amazon.com, Inc.[1]	1,491,779	1,716,286
1,900	priceline.com, Inc.[1]	968,958	888,649
		2,460,737	2,604,935
	Restaurants (2.87%)
17,503	YUM! Brands, Inc.	875,066	1,032,852
Total Consumer Discretionary		7,091,152	7,906,667
Consumer Staples (5.75%)
	Hypermarkets & Super
	Centers (1.62%)
7,000	Costco Wholesale Corp.	361,906	583,240
	Packaged Foods &
	Meats (2.32%)
12,154	Mead Johnson Nutrition
	Co., Cl A	860,700	835,344
	Personal Products (1.81%)
5,821	The Estée Lauder
	Companies, Inc., Cl A	643,427	653,815
Total Consumer Staples		1,866,033	2,072,399
Shares		Cost	Value
Common Stocks (continued)
Energy (2.58%)
	Integrated Oil & Gas (2.58%)
9,922	Occidental Petroleum Corp.	$796,892	$929,692
Financials (9.42%)
	Asset Management & Custody
	Banks (2.13%)
53,082	Cetip SA Balcão
	Organizado de Ativos e
	Derivativos (Brazil)[2]	702,104	766,953

	Diversified Real Estate
	Activities (3.01%)
39,454	Brookfield Asset
	Management, Inc., Cl A2	1,118,099	1,084,196
	Specialized Finance (4.28%)
119,531	BM&FBOVESPA SA (Brazil)[2]	618,168	628,015
3,757	The CME Group, Inc.	908,620	915,468
		1,526,788	1,543,483
Total Financials		3,346,991	3,394,632
Health Care (4.10%)
	Health Care Equipment (2.70%)
2,098	Intuitive Surgical, Inc.[1]	544,222	971,395

	Life Sciences Tools & Services (1.40%)
16,605	Illumina, Inc.[1]	492,416	506,121
Total Health Care		1,036,638	1,477,516
Industrials (12.05%)
	Aerospace & Defense (1.55%)
3,385	Precision Castparts Corp.	532,088	557,814
	Air Freight & Logistics (2.06%)
18,088	Expeditors International
	of Washington, Inc.	765,835	740,885

	Marine (1.56%)
5,000	Kuehne & Nagel
	International AG (China)[1,2]	578,090	561,588

	Research & Consulting Services (3.86%)
6,061	IHS, Inc., Cl A1	529,587	522,216
21,688	Verisk Analytics, Inc., ClA[1]	793,220	870,339
		1,322,807	1,392,555

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2011 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Trading Companies &
	Distributors (3.02%)
25,000	Fastenal Co.	$461,814	$1,090,250
Total Industrials		3,660,634	4,343,092
Information Technology (34.65%)
	Application Software (5.20%)
10,000	Citrix Systems, Inc.[1]	511,681	607,200
6,977	FactSet Research Systems, Inc.	638,549	608,953
6,500	salesforce.com, Inc.[1]	772,498	659,490
		1,922,728	1,875,643

	Communications Equipment (2.72%)
17,929	QUALCOMM, Inc.	1,024,671	980,716
	Computer Hardware (5.18%)
4,606	Apple, Inc.[1]	586,755	1,865,430

	Data Processing & Outsourced
	Services (6.46%)
2,875	MasterCard, Inc., Cl A	800,781	1,071,858
12,380	Visa, Inc., Cl A	1,006,949	1,256,941
		1,807,730	2,328,799

	Internet Software &
	Services (8.73%)
8,717	Baidu, Inc., ADR[1,2]	1,098,091	1,015,269
2,999	Google, Inc., Cl A1	1,163,033	1,937,054
3,100	LinkedIn Corp., Cl A1	177,188	195,331
		2,438,312	3,147,654

	IT Consulting & Other
	Services (4.65%)
11,514	Cognizant Technology
	Solutions Corp., Cl A1	763,694	740,465
9,234	Equinix, Inc.[1,4]	668,629	936,328
		1,432,323	1,676,793
	Systems Software (1.71%)
14,935	Red Hat, Inc.[1]	725,139	616,666
Total Information Technology		9,937,658	12,491,701

Materials (6.36%)
	Diversified Chemicals (1.84%)
9,500	BASF SE (Germany)[2]	634,348	662,598

Shares		Cost	Value
Common Stocks (continued)
Materials (continued)
	Diversified Metals & Mining (1.56%)
23,393	Molycorp, Inc.[1]	$1,063,383	$560,964

	Fertilizers & Agricultural
	Chemicals (2.96%)
15,259	Monsanto Co.	1,074,890	1,069,198
Total Materials		2,772,621	2,292,760
TOTAL COMMON STOCKS		30,508,619	34,908,459

Preferred Stocks (1.05%)
Utilities (1.05%)
	Independent Power Producers
	& Energy Traders (1.05%)
83,700	Better Place, Inc.,
	Series C1,3,4,6	379,998	379,998

Principal Amount
Short Term Investments (2.68%)
$966,020	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2011, 0.01% due 1/3/2012; Proceeds at maturity – $966,021; (Fully collateralized by U.S. Treasury Note, 2.75% due 2/15/2019; Market value – $1,016,600)[5]	966,020	966,020
TOTAL INVESTMENTS (100.57%)		$31,854,637	36,254,477

LIABILITIES LESS CASH AND OTHER ASSETS (-0.57%)			(206,305)
NET ASSETS			$36,048,172
RETAIL SHARES (Equivalent to $9.83 per share based on 2,505,888 shares outstanding)			$24,632,986
INSTITUTIONAL SHARES (Equivalent to $9.86 per share based on 1,157,297 shares outstanding)			$11,415,186

% Represents percentage of net assets.
[1] Non-income producing securities.
[2] Foreign corporation.

    [3]  At December 31, 2011, the market value of restricted and fair valued securities amounted to $379,998 or 1.05% of net assets. None of these securities are deemed liquid. See Note 5 regarding Restricted Securities.

[4] The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5] Level 2 security. See Note 3 regarding Fair Value Measurements.
[6] Level 3 security. See Note 3 regarding Fair Value Measurements.
ADR American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Investment Funds Trust

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)	December 31, 2011

1.	Organization

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies with market capitalization between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

2.	Significant Accounting Policies

a)  Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

Baron Investment Funds Trust

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

c) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities. At December 31, 2011, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3.	Fair Value Measurements

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$2,181,390,069	$–	$–	$2,181,390,069
Private Equity Investments†	–	–	25,733,608	25,733,608
Short Term Investments	–	62,342,551	–	62,342,551
Total Investments	$2,181,390,069	$62,342,551	$25,733,608	$2,269,466,228

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2011. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended December 31, 2011 from the previous year end.

† See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust

	Baron Growth Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$5,702,559,718	$60,686,142	$–	$5,763,245,860
Private Equity Investments†	–	–	14,311,755	14,311,755
Preferred Stocks	–	–	21,845,000	21,845,000
Short Term Investments	–	42,325,073	–	42,325,073
Total Investments	$5,702,559,718	$103,011,215	$36,156,755	$5,841,727,688

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2011. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended December 31, 2011 from the previous year end.

	Baron Small Cap Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$3,472,703,545	$–	$9,960,000	$3,482,663,545
Private Equity Investments	–	–	3,500,000	3,500,000
Warrants	–	–	40,000	40,000
Short Term Investments	–	206,089,353	–	206,089,353
Total Investments	$3,472,703,545	$206,089,353	$13,500,000	$3,692,292,898

The fair value of Level 2 investments at September 30, 2011 was $230,021,063. $26,250,000 was transferred out of Level 2 into Level 1 at December 31, 2011 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Opportunity Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$287,400,073	$–	$–	$287,400,073
Preferred Stocks	–	–	2,500,001	2,500,001
Short Term Investments	–	10,286,676	–	10,286,676
Total Investments	$287,400,073	$10,286,676	$2,500,001	$300,186,750

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2011. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended December 31, 2011 from the previous year end.

	Baron Fifth Avenue Growth Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$34,908,459	$–	$–	$34,908,459
Preferred Stocks	–	–	379,998	379,998
Short Term Investments	–	966,020	–	966,020
Total Investments	$34,908,459	$966,020	$379,998	$36,254,477

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2011. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the period ended December 31, 2011 from the previous year end.

† See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	December	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	31, 2011	December 31, 2011
Private Equity Investments
Consumer Discretionary	$2,964,000	$–	$–	$2,236,000	$–	$–	$–	$–	$5,200,000	$2,236,000
Financials	21,090,138	–	–	(556,530)	–	–	–	–	20,533,608	(556,530)
Total	$24,054,138	$–	$–	$1,679,470	$–	$–	$–	$–	$25,733,608	$1,679,470

	Baron Growth Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	December	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	31, 2011	December 31, 2011
Private Equity Investments
Consumer Discretionary	$4,218,000	$–	$–	$3,182,000	$–	$–	$–	$–	$7,400,000	$3,182,000
Financials	7,099,087	–	–	(187,332)	–	–	–	–	6,911,755	(187,332)
Preferred Stocks
Utilities	–	–	–	–	21,845,000	–	–	–	21,845,000	–
Total	$11,317,087	$–	$–	$2,994,668	$21,845,000	$–	$–	$–	$36,156,755	$2,994,668

	Baron Small Cap Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	December	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	31, 2011	December 31, 2011
Common Stocks
Consumer Discretionary	$9,960,000	$–	$–	$–	$–	$–	$–	$–	$9,960,000	$–
Private Equity Investments
Consumer Discretionary	1,995,000	–	–	1,505,000	–	–	–	–	3,500,000	1,505,000
Warrants
Consumer Discretionary	40,000	–	–	–	–	–	–	–	40,000	–
Total	$11,995,000	$–	$–	$1,505,000	$–	$–	$–	$–	$13,500,000	$1,505,000

	Baron Opportunity Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	December	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	31, 2011	December 31, 2011
Preferred Stocks
Utilities	$–	$–	$–	$–	$2,500,001	$–	$–	$–	$2,500,001	$–

	Baron Fifth Avenue Growth Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	December	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	31, 2011	December 31, 2011
Preferred Stocks
Utilities	$–	$–	$–	$–	$379,998	$–	$–	$–	$379,998	$–

Baron Investment Funds Trust

4. Cost of Investments for Income Tax Purposes

As of December 31, 2011, the components of net assets on a tax basis were substantially as follows:

					Baron Fifth
			Baron	Baron	Avenue
	Baron Asset	Baron Growth	Small Cap	Opportunity	Growth
	Fund	Fund	Fund	Fund	Fund
Cost of investments	$1,418,907,278	$3,661,090,561	$2,787,165,966	$258,276,522	$31,854,637
Unrealized appreciation	935,998,026	2,331,861,570	1,197,824,772	62,186,087	5,555,123
Unrealized depreciation	(85,439,076)	(151,224,443)	(292,697,840)	(20,275,859)	(1,155,283)
Net unrealized appreciation	$850,558,950	$2,180,637,127	$905,126,932	$41,910,228	$4,399,840

5. Restricted Securities

At December 31, 2011, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2011, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$5,200,000
Windy City Investments Holdings, L.L.C.	11/13/2007, 1/27/2011	20,533,608
Total Restricted Securities:		$25,733,608
(Cost $86,581,905)† (1.14% of Net Assets)

Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$7,400,000
Windy City Investments Holdings, L.L.C.	11/13/2007, 1/27/2011	6,911,755
Preferred Stocks
Better Place, Inc., Series C	12/1/2011	21,845,000
Total Restricted Securities:		$36,156,755
(Cost $104,475,998)† (0.62% of Net Assets)

Baron Small Cap Fund

Name of Issuer	Acquisition Date	Value
Common Stock
Function (x), Inc.	8/25/2011	$9,960,000
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	3,500,000
Warrants
Function (x), Inc. Warrants, Exp 8/22/2014	8/25/2011	40,000
Total Restricted Securities:		$13,500,000
(Cost $45,000,000)† (0.37% of Net Assets)

† See Schedule of Investments for cost of individual securities.

Baron Investment Funds Trust

Baron Opportunity Fund

Name of Issuer	Acquisition Date	Value
Preferred Stocks
Better Place, Inc., Series C	12/1/2011	$2,500,001
(Cost $2,500,001) (0.83% of Net Assets)

Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date	Value
Preferred Stocks
Better Place, Inc., Series C	12/1/2011	$379,998
(Cost $379,998) (1.05% of Net Assets)

6. Transactions in "Affiliated" Companies[1]

Baron Growth Fund

	Value at				Shares Held at	Value at
	September 30,	Purchase	Sales	Realized	December 31,	December 31,
Name of Issuer	2011	Cost	Proceeds	Gains/(Losses)	2011	2011
“Affiliated” Company as of December 31, 2011:
AMERIGROUP Corp.	$91,673,500	$1,998,735	$–	$–	2,400,000	$141,792,000
Blue Nile, Inc.	35,280,000	–	2,347,664	(723,936)	930,000	38,018,400
Choice Hotels International, Inc.	89,382,900	–	–	–	3,007,500	114,435,375
DeVry, Inc.	133,980,000	–	–	–	3,625,000	139,417,500
Peet’s Coffee & Tea, Inc.	44,512,000	–	–	–	800,000	50,144,000
Strayer Education, Inc.	51,752,250	14,656,080	–	–	848,000	82,417,120
Vail Resorts, Inc.	72,018,292	4,459,000	–	–	2,005,750	84,963,570
	$518,598,942	$21,113,815	$2,347,664	$(723,936)		$651,187,965

Baron Small Cap Fund

	Value at				Shares Held at	Value at
	September 30,	Purchase	Sales	Realized	December 31,	December 31,
Name of Issuer	2011	Cost	Proceeds	Gains/(Losses)	2011	2011
“Affiliated” Company as of December 31, 2011:
Bravo Brio Restaurant Group, Inc.	$27,101,585	$1,961,155	$–	$–	1,750,000	$30,012,500
The Chefs’ Warehouse, Inc.	14,700,000	3,420,356	–	–	1,500,000	26,790,000
Chesapeake Lodging Trust	24,140,000	–	–	–	2,000,000	30,920,000
Globe Specialty Metals, Inc.	58,080,000	–	–	–	4,000,000	53,560,000
Great Wolf Resorts, Inc.	7,833,600	–	–	–	3,060,000	8,874,000
Iconix Brand Group, Inc.	61,620,000	–	–	–	3,900,000	63,531,000
The KEYW Holding Corp.	16,957,350	902,341	–	–	2,500,000	18,500,000
Lumber Liquidators Holdings, Inc.	21,517,500	–	–	–	1,425,000	25,165,500
Mercury Computer Systems, Inc.	20,125,000	–	–	–	1,750,000	23,257,500
Mistras Group, Inc.	28,974,000	–	3,407,568	1,517,253	1,500,000	38,235,000
National CineMedia, Inc.	38,814,250	2,795,480	–	–	2,900,000	35,960,000
Rogers Corp.	39,130,000	–	–	–	1,000,000	36,860,000
Vitacost.com, Inc.	11,067,000	–	–	–	2,325,000	14,461,500
	$370,060,285	$9,079,332	$3,407,568	$1,517,253		$406,127,000

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three month period ended December 31, 2011.

7. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers; ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The Adviser is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

Date: February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong
Treasurer and Chief Financial Officer

Date: February 23, 2012